HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS - Derivatives Not Designated as Hedging Instruments Impact on Earnings (Details) - Not Designated as Hedging Instrument - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	$ (20)	$ (150)	$ (13)
Foreign currency contracts | Net operating revenues
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	211	(74)	(55)
Foreign currency contracts | Cost of goods sold
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	(44)	66	46
Foreign currency contracts | Other income (loss) - net
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	(107)	(10)	57
Commodity contracts
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	$ (97)	$ (137)	$ (40)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of goods sold	Cost of goods sold	Cost of goods sold
Other derivative instruments
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative, Gain (Loss) on Derivative, Net	$ 17	$ 5	$ (21)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Selling, general and administrative expenses	Selling, general and administrative expenses	Selling, general and administrative expenses